Net financial income (loss) - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2019	Oct. 31, 2018
Disclosure of financial instruments by type of interest rate [line items]
Interest income on cash and cash equivalents	€ 2,600	€ 1,200
Increase in cash and cash equivalents	(25,547)	33,895	€ (42,533)
Interest expense	7,916	7,779	5,599
Valuation impact	(2,832)	(285)	6,855
Non-current financial liabilities	45,978	45,543
Foreign exchange gains	5,220	785	3,277
Optimization of Cash Mangements
Disclosure of financial instruments by type of interest rate [line items]
Increase in cash and cash equivalents	1,400
Janssen
Disclosure of financial instruments by type of interest rate [line items]
Adjustments for fair value losses		4,200
USD / Euro exchange rate
Disclosure of financial instruments by type of interest rate [line items]
Foreign exchange gains	3,000		2,100
Foreign exchange losses		2,100
EIB fixed rate loan
Disclosure of financial instruments by type of interest rate [line items]
Interest expense	7,900	€ 7,800	€ 5,600
Interest expense on borrowings	7,800
Borrowings, interest rate		21.30%	21.30%	5.00%	6.00%
Impact of discounting and accretion	2,800	€ (300)
Increase (decrease) related to adjustments for income forecast projections	14,200
Impact of debt discounting effect	11,300
Valuation impact			€ (6,900)
Non-current financial liabilities	19,000	19,200	27,500
Financial liabilities, at fair value	€ 43,100		34,400
EIB fixed rate loan | Janssen
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, interest rate	21.30%
Increase (decrease) related to adjustments for income forecast projections	€ 14,200
EIB fixed rate loan | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest expense	1,700	1,600	1,600
EIB fixed rate loan | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest expense	€ 6,100	€ 5,900	€ 3,700